United States
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

THIS FILING LIST SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON September 30, 1999, PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT AND FOR WHICH
THAT REQUEST WAS DENIED on July 28, 1999.

FORM 13F
FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: 9/98
Check here if Amendment [X]; Amendment Number: [1]
This Amendment (Check only one.):  [     ] is a restatement
                              [X] Adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:          Spear, Leeds & Kellogg
Address:  120 Broadway
          New York, NY 10271

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

NAME:          Carl H. Hewitt
Title:    General Counsel
Phone:    212-433-7015

Signature, Place, and Date of Signing:

____________________________       ________________________
[Signature]                        [City, State]

Report Type [Check only one.]:
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[     ]   13F NOTICE.    (Check here if no holdings are reported in
this report,
and all holdings are reported by other reporting manager(s).)

[     ]   13F COMBINATION REPORT. (Check here if a portion of the
holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: [7]

Form 13F Information Table Value Total: $63,010 thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F-file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
Report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.

FORM 13F INFORMATION TABLE

                                  TOTAL
                                  MARKET
DESCRIPTION  SECTYPE CUSIP         VALUE
                                            POSITIO
                                            N

AMOCO CORP   COMM    3190510 53.8                     SOLE SOLE SOLE
                     2   75  $16,765,90 311,200
                                        0.00
CHRYSLER     COMM    1719610 47.8                     SOLE SOLE SOLE
CORP                      8   75  $25,407,26 530,700
                                        2.50
CITICORP     COMM    1730341 92.3           $         SOLE SOLE SOLE
                     09   75  3,787,375.  41,000
                                          00
CITICORP     CALL    1730349 92.3           $         SOLE SOLE SOLE
                     09   75  1,108,500.  12,000
                                          00
SUNAMERICA   COMM    8669301   61           $         SOLE SOLE SOLE
INC                      00       8,091,162. 132,642
                                          00
SUNAMERICA   CALL    8669309   61           $         SOLE SOLE SOLE
INC                      00       5,490,000.  90,000
                                          00
SUNAMERICA   PUT     8669309   61           $         SOLE SOLE SOLE
INC                      50       2,360,700.  38,700
                                          00

                             $63,010,89
                                        9.50